S-K 1603(a) SPAC Sponsor	Oct. 09, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement
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Upon the Closing, subject to the terms and conditions of the Business Combination Agreement, Kensington's Sponsor, our officers and directors and their respective affiliates may be entitled to reimbursement for any reasonable out-of-pocket expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by Kensington from time to time, made by Kensington's Sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. As of the date of this proxy statement/prospectus, there are no out-of-pocket expenses to be reimbursed.